CASH AND RESTRICTED CASH (Tables)	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash as shown in the statements of cash flows

For the Three Months
Ended
September 30, 2024
Cash and cash equivalents	$6,817,398
Cash segregated - customers	19,980,711
Cash segregated - PAB	768,767
Total cash and restricted cash shown in the statement of cash flows.	$27,566,876

	June 30, 2024	December 31, 2023	December 31, 2022
Cash and cash equivalents	$6,558,176	$619,554	$129,560
Cash segregated - customers	20,548,972	—	—
Cash segregated - PAB	200,738	—	—
Total cash and restricted cash shown in the statement of cash flows.	$27,307,886	$619,554	$129,560